Credit Quality Assessment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Allowance for Credit Losses [Text Block]
Note 4: Credit Quality Assessment

Allowance for Credit Losses

The following table provides information on the activity in the allowance for credit losses by the respective loan portfolio segment for the three month periods ended March 31, 2015 and 2014:

	March 31, 2015
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance for credit losses:
Beginning balance	$174	$272	$55	$160	$562	$2,366	$13	$3,602
Charge-offs	-	-	-	-		(13)	(4)	(17)
Recoveries	-	3	-	-	-	1	-	4
Provision for credit losses	(10)	3	-	15	63	173	6	250
Ending balance	$164	$278	$55	$175	$625	$2,527	$15	$3,839
Allowance allocated to:
Legacy Loans:
individually evaluated for impairment	60	-	-	-	-	483	-	543
collectively evaluated for impairment	100	278	25	156	565	1,905	15	3,044
Acquired Loans:
individually evaluated for impairment	-	-	30	-	-	55	-	85
collectively evaluated for impairment	4	-	-	19	60	84	-	167
Loans:
Legacy Loans:
Ending balance	51,983	66,473	12,255	81,636	115,798	118,938	1,139	448,222
individually evaluated for impairment	1,144	301	-	-	2,694	2,062	-	6,201
collectively evaluated for impairment	50,839	66,172	12,255	81,636	113,104	116,876	1,139	442,021
Acquired Loans:
Ending balance	6,921	28,866	8,243	25,946	23,032	26,011	3,196	122,215
individually evaluated for impairment	-	344	59	-	-	404	112	919
collectively evaluated for impairment	6,921	28,522	8,184	25,946	23,032	25,607	3,084	121,296

	March 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance for credit losses:
Beginning balance	$122	$200	$34	$131	$541	$1,464	$14	$2,506
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	4	14	-	18
Provision for credit losses	21	(13)	(18)	6	141	40	(1)	176
Ending balance	$143	$187	$16	$137	$686	$1,518	$13	$2,700

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance allocated to:
Legacy Loans:
individually evaluated for impairment	60	-	-	-	-	483	-	543
collectively evaluated for impairment	108	271	25	142	502	1,745	13	2,806
Acquired Loans:
individually evaluated for impairment	-	-	30	-	-	55	-	85
collectively evaluated for impairment	6	1	-	18	60	83	-	168
Loans:
Legacy Loans:
Ending balance	56,490	58,904	11,006	85,824	100,589	113,176	1,485	427,474
individually evaluated for impairment	1,144	308	-	-	2,700	2,073	-	6,225
collectively evaluated for impairment	55,346	58,596	11,006	85,824	97,889	111,103	1,485	421,249
Acquired Loans:
Ending balance	7,668	29,389	8,295	27,002	23,369	26,493	3,227	125,443
individually evaluated for impairment	-	411	57	-	-	405	92	965
collectively evaluated for impairment	7,668	28,978	8,238	27,002	23,369	26,088	3,135	124,478

When potential losses are identified, a specific provision and/or charge-off may be taken, based on the then current likelihood of repayment, that is at least in the amount of the collateral deficiency, and any potential collection costs, as determined by the independent third party appraisal.

All loans that are considered impaired are subject to the completion of an impairment analysis.  This analysis highlights any potential collateral deficiencies. A specific amount of impairment is established based on the Company’s calculation of the probable loss inherent in the individual loan. The actual occurrence and severity of losses involving impaired credits can differ substantially from estimates.

Credit risk profile by portfolio segment based upon internally assigned risk assignments are presented below:

	March 31, 2015
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Credit quality indicators:
Legacy Loans:
Not classified	$50,839	$66,014	$12,181	$81,636	$113,104	$117,622	$1,139	$442,535
Special mention	-	-	-	-	-	-	-	-
Substandard	-	459	74		2,100	224		2,857
Doubtful	1,144	-	-	-	594	1,092	-	2,830
Total	$51,983	$66,473	$12,255	$81,636	$115,798	$118,938	$1,139	$448,222

Acquired Loans:
Not classified	$6,921	$27,978	$8,184	$25,946	$23,032	$25,607	$3,084	$120,752
Special mention	-	-	-	-	-	-	-	-
Substandard	-	544	-	-	-	-	-	544
Doubtful	-	344	59	-	-	404	112	919
Total	$6,921	$28,866	$8,243	$25,946	$23,032	$26,011	$3,196	$122,215

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Credit quality indicators:
Legacy Loans:
Not classified	$55,346	$58,439	$10,932	$85,580	$97,889	$111,312	$1,485	$420,983
Special mention	-	-	-	-	-	-	-	-
Substandard	1,144	465	74	244	2,700	1,864	-	6,491
Doubtful	-	-	-	-	-	-	-	-
Total	$56,490	$58,904	$11,006	$85,824	$100,589	$113,176	$1,485	$427,474

Acquired Loans:
Not classified	$7,668	$28,431	$8,238	$27,002	$23,369	$26,088	$3,135	$123,931
Special mention	-	-	-	-	-	-	-	-
Substandard	-	546	-	-	-	-	-	546
Doubtful	-	412	57	-	-	405	92	966
Total	$7,668	$29,389	$8,295	$27,002	$23,369	$26,493	$3,227	$125,443

⋅
Special Mention - A Special Mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special Mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

⋅
Substandard - Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

⋅
Doubtful - Loans classified Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

Loans classified Special Mention, Substandard, Doubtful or Loss are reviewed at least quarterly to determine their appropriate classification. All commercial loan relationships are reviewed annually. Non-classified residential mortgage loans and consumer loans are not evaluated unless a specific event occurs to raise the awareness of a possible credit deterioration.

An aged analysis of past due loans are as follows:

	March 31, 2015
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Analysis of past due loans:
Legacy Loans:
Accruing loans current	$50,800	$65,700	$12,181	$81,636	$115,204	$116,904	$1,119	$443,544
Accruing loans past due:
31-59 days past due	-	315	-	-	-	107	20	442
60-89 days past due	39	-	-	-	-	835	-	874
Greater than 90 days past due	-	458	74	-	-	-	-	532
Total past due	$39	$773	$74	$-	$-	$942	$20	$1,848

Non-accrual loans	1,144	-	-	-	594	1,092	-	2,830

Total loans	$51,983	$66,473	$12,255	$81,636	$115,798	$118,938	$1,139	$448,222

Acquired Loans:
Accruing loans current	$6,921	$27,839	$8,184	$25,946	$23,032	$25,264	$2,853	$120,039
Accruing loans past due:
31-59 days past due	-	558	-	-	-	64	40	662
60-89 days past due	-	125	-	-	-	-	191	316
Greater than 90 days past due	-	-	-	-	-	332	-	332
Total past due	$-	$683	$-	$-	$-	$396	$231	$1,310

Non-accrual loans	-	344	59	-	-	351	112	866

Total loans	$6,921	$28,866	$8,243	$25,946	$23,032	$26,011	$3,196	$122,215

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Analysis of past due loans:
Legacy Loans:
Accruing loans current	$55,346	$58,122	$10,932	$85,824	$100,439	$108,451	$1,480	$420,594
Accruing loans past due:
31-59 days past due	-	-	-	-	-	-	5	5
60-89 days past due	-	316	74	-	-	2,816	-	3,206
Greater than 90 days past due	-	158	-	-	150	244	-	552
Total past due	$-	$474	$74	$-	$150	$3,060	$5	$3,763

Non-accrual loans	1,144	308	-	-	-	1,665	-	3,117

Total loans	$56,490	$58,904	$11,006	$85,824	$100,589	$113,176	$1,485	$427,474

Acquired Loans:
Accruing loans current	$7,390	$28,731	$8,186	$27,002	$23,369	$25,738	$3,135	$123,551
Accruing loans past due:
31-59 days past due	-	247	52	-	-	54	-	353
60-89 days past due	-	-	-	-	-	24	-	24
Greater than 90 days past due	278	-	-	-	-	327	-	605
Total past due	$278	$247	$52	$-	$-	$405	$-	$982

Non-accrual loans	-	411	57	-	-	350	92	910

Total loans	$7,668	$29,389	$8,295	$27,002	$23,369	$26,493	$3,227	$125,443

Total loans either in non-accrual status or in excess of ninety days delinquent totaled $4.6 million or 0.80% of total loans outstanding at March 31, 2015, which represents a decrease from $5.2 million or 0.94% at December 31, 2014.

 The impaired loans at March 31, 2015 and December 31, 2014 are as follows:

	March 31, 2015
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	& land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Impaired loans:
Legacy Loans:
Recorded investment	1,144	301	-	-	2,694	2,062	-	6,201
With an allowance recorded	334	-	-	-	-	642	-	976
With no related allowance recorded	810	301	-	-	2,694	1,420	-	5,225

Related allowance	60	-	-	-	-	483	-	543

Unpaid principal	1,144	301	-	-	2,694	2,116	-	6,255

Average balance of impaired loans	1,144	326	-	-	2,694	2,624	-	6,788
Interest income recognized	-	6	-	-	33	19	-	58

Acquired Loans:
Recorded investment	-	344	59	-	-	404	112	919
With an allowance recorded	-	-	59	-	-	52	-	111
With no related allowance recorded	-	344	-	-	-	352	112	808

Related allowance	-	-	30	-	-	55	-	85

Unpaid principal	-	419	83	-	530	679	275	1,986

Average balance of impaired loans	-	422	83	-	530	722	275	2,032
Interest income recognized	-	-	-	-	-	1	-	1

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	& land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Impaired loans:
Legacy Loans:
Recorded investment	1,144	308	-	-	2,700	2,073	-	6,225
With an allowance recorded	334	-	-	-	-	690	-	1,024
With no related allowance recorded	810	308	-	-	2,700	1,383	-	5,201

Related allowance	60	-	-	-	-	483	-	543

Unpaid principal	1,144	308	-	-	2,700	2,127	-	6,279

Average balance of impaired loans	1,108	329	-	-	2,713	2,558	-	6,708
Interest income recognized	37	18	-	-	166	167	-	388

Acquired Loans:
Recorded investment	-	411	57	-	-	405	92	965
With an allowance recorded	-	-	57	-	-	55	-	112
With no related allowance recorded	-	411	-	-	-	350	92	853

Related allowance	-	-	30	-	-	55	-	85

Unpaid principal	-	565	83	-	530	825	327	2,330

Average balance of impaired loans	-	568	83	-	560	829	379	2,419
Interest income recognized	-	-	-	-	-	-	-	-

Included in the total impaired loans above were non-accrual loans of $3.7 million and $4.0 million at March 31, 2015 and December 31, 2014, respectively. Interest income that would have been recorded if non-accrual loans had been current and in accordance with their original terms was $20 thousand for the first three months of 2015.

Management routinely evaluates other real estate owned (“OREO”) based upon periodic appraisals. For the three months ended March 31, 2015 and 2014 there were no additional valuation allowances recorded as the current appraised value less estimated cost to sell, was sufficient to cover the recorded OREO amount. For the three months ended March 31, 2015 and 2014 there were no new loans transferred from loans to OREO at March 31, 2015 there was one loan for $158 thousand in the process of foreclosure. For the first three months of 2015 and 2014, the Company did not sell any properties held as OREO.

The trouble debt restructured loans (“TDRs”) at March 31, 2015 and December 31, 2014 are as follows:

	March 31, 2015
	Number	Non-Accrual	Number	Accrual	Total
(dollars in thousands)	of Loans	Status	of Loans	Status	TDRs
Legacy Loans:
Residential real estate - first lien	-	$-	1	$301	$301
Commercial - non-owner occupied	1	594	1	2,100	2,694
Commercial loans	-	-	1	224	224
	1	$594	3	$2,625	$3,219

	December 31, 2014
	Number	Non-Accrual	Number	Accrual	Total
(dollars in thousands)	of Loans	Status	of Loans	Status	TDRs
Legacy Loans:
Residential real estate - first lien	1	$308	-	$-	$308
Commercial loans	6	723	1	226	949
	7	$1,031	1	$226	$1,257

A summary of TDR modifications outstanding and performing under modified terms are as follows:

	March 31, 2015
	Not Performing	Performing
	to Modified	to Modified	Total
(in thousands)	Terms	Terms	TDRs
Legacy Loans:
Residential real estate - first lien
Forbearance	$-	$301	$301
Commercial - non-owner occupied
Rate modification		2,100	2,100
Commercial loans
Rate modification	594	-	594
Extension or other modification	-	224	224
Total trouble debt restructure loans	$594	$2,625	$3,219

	December 31, 2014
	Not Performing	Performing
	to Modified	to Modified	Total
(in thousands)	Terms	Terms	TDRs
Legacy Loans:
Residential real estate - first lien
Forbearance	$308	$-	$308
Commercial loans
Forbearance	723	-	723
Extension or other modification	-	226	226
Total trouble debt restructure loans	$1,031	$226	$1,257

There were two new loans restructured during the three months ended March 31, 2015 totaling $2.7 million.

Note 7: Credit Quality Assessment

Allowance for Credit Losses
Credit risk can vary significantly as losses, as a percentage of outstanding loans, can vary widely during economic cycles and are sensitive to changing economic conditions.  The amount of loss in any particular type of loan can vary depending on the purpose of the loan and the underlying collateral securing the loan.  Collateral securing commercial loans can range from accounts receivable to equipment to improved or unimproved real estate depending on the purpose of the loan.  Home mortgage and home equity loans and lines are typically secured by first or second liens on residential real estate.  Consumer loans may be secured by personal property, such as auto loans or they may be unsecured loan products.

To control and manage credit risk, management has an internal credit process in place to determine whether credit standards are maintained along with an in-house loan administration accompanied by oversight and review procedures.  The primary purpose of loan underwriting is the evaluation of specific lending risks that involves the analysis of the borrower’s ability to service the debt as well as the assessment of the value of the underlying collateral.  Oversight and review procedures include the monitoring of the portfolio credit quality, early identification of potential problem credits and the management of the problem credits.  As part of the oversight and review process, the Company maintains an allowance for credit losses (the “allowance”) to absorb estimated and probable losses in the loan and lease portfolio.  The allowance is based on consistent, continuous review and evaluation of the loan and lease portfolio, along with ongoing assessments of the probable losses and problem credits in each portfolio. While portions of the allowance are attributed to specific portfolio segments, the entire allowance is available to credit losses inherent in the total loan portfolio.

The following table provides information on the activity in the allowance for credit losses by the respective loan portfolio segment for the years ended December 31, 2014 and 2013:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance for credit losses:
Beginning balance	$122	$200	$34	$131	$541	$1,464	$14	$2,506
Charge-offs	-	-	-	-	(160)	(2,054)	(5)	(2,219)
Recoveries	-	1	-	-	4	55	-	60
Provision for credit losses	52	71	21	29	177	2,901	4	3,255
Ending balance	$174	$272	$55	$160	$562	$2,366	$13	$3,602

Allowance allocated to:
Legacy Loans:
individually evaluated for impairment	60	-	-	-	-	483	-	543
collectively evaluated for impairment	108	271	25	142	502	1,745	13	2,806
Acquired Loans:
individually evaluated for impairment	-	-	30	-	-	55	-	85
collectively evaluated for impairment	6	1	-	18	60	83	-	168

Loans:
Legacy Loans:
Ending balance	56,490	58,904	11,006	85,824	100,589	113,176	1,485	427,474
individually evaluated for impairment	1,144	308	-	-	2,700	2,073	-	6,225
collectively evaluated for impairment	55,346	58,596	11,006	85,824	97,889	111,103	1,485	421,249
Acquired Loans:
Ending balance	7,668	29,389	8,295	27,002	23,369	26,493	3,227	125,443
individually evaluated for impairment	-	411	57	-	-	405	92	965
collectively evaluated for impairment	7,668	28,978	8,238	27,002	23,369	26,088	3,135	124,478

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Allowance for credit losses:
Beginning balance	$127	$204	$22	$650	$505	$1,227	$29	$2,764
Charge-offs	-	(183)	-	-	(375)	(759)	-	(1,317)
Recoveries	-	-	-	-	29	80		109
Provision for credit losses	(5)	179	12	(519)	382	916	(15)	950
Ending balance	$122	$200	$34	$131	$541	$1,464	$14	$2,506

Allowance allocated to:
Legacy Loans:
individually evaluated for impairment	-	3	-	-	-	256	-	259
collectively evaluated for impairment	122	197	34	131	541	1,208	14	2,247
Acquired Loans:
individually evaluated for impairment	-	-	-	-	-	-	-	-
collectively evaluated for impairment	-	-	-	-	-	-	-	-

Loans:
Legacy Loans:
Ending balance	44,767	38,747	8,220	79,623	99,933	96,518	1,153	368,961
individually evaluated for impairment	-	331	-	-	2,984	2,975	-	6,290
collectively evaluated for impairment	44,767	38,416	8,220	79,623	96,949	93,543	1,153	362,671
Acquired Loans:
Ending balance	6,117	502	46	10,710	13,626	3,892	21	34,914
individually evaluated for impairment	-	-	-	-	-	-	-	-
collectively evaluated for impairment	6,117	502	46	10,710	13,626	3,892	21	34,914

Integral to the assessment of the allowance process is an evaluation that is performed to determine whether a specific reserve on an impaired credit is warranted.  At such time an action plan is agreed upon for the particular loan and an appraisal will be ordered (for real estate based collateral) depending on the time elapsed since the prior appraisal, the loan balance and/or the result of the internal evaluation.  The Company’s policy is to strictly adhere to regulatory appraisal standards.  If an appraisal is ordered, no more than a 45 day turnaround is requested from the appraiser, who is selected from an approved appraiser list. After receipt of the updated appraisal, the Company’s Watch Committee will determine whether a specific reserve or a charge-off should be taken based upon an impairment analysis. When potential losses are identified, a specific provision and/or charge-off may be taken, based on the then current likelihood of repayment, that is at least in the amount of the collateral deficiency, and any potential collection costs, as determined by the independent third party appraisal.  Any further collateral deterioration may result in either further specific reserves being established or additional charge-offs.  The President and the Chief Lending Officer have the authority to approve a specific reserve or charge-off between Watch Committee meetings to ensure that there are no significant time lapses during this process.

The Company’s systematic methodology for evaluating whether a loan is impaired begins with risk-rating credits on an individual basis and includes consideration of the borrower’s overall financial condition, resources and payment record, the sufficiency of collateral and, in a select few cases, support from financial guarantors.  In measuring impairment, the Company looks to the discounted cash flows of the project itself or the value of the collateral as the primary sources of repayment of the loan. The Company will consider the existence of guarantees and the financial strength and wherewithal of the guarantors involved in any loan relationship as both a secondary source of repayment and for the potential as the primary repayment of the loan.

The Company typically relies on recent third party appraisals of the collateral to assist in measuring impairment.

Management has established a credit process that dictates that structured procedures be performed to monitor these loans between the receipt of an original appraisal and the updated appraisal.  These procedures include the following:

•	An internal evaluation is updated quarterly to include borrower financial statements and/or cash flow projections.
•	The borrower may be contacted for a meeting to discuss an update or revised action plan which may include a request for additional collateral.
•	Re-verification of the documentation supporting the Company’s position with respect to the collateral securing the loan.
•
At the Watch Committee meeting the loan may be downgraded and a specific reserve may be decided upon in advance of the receipt of the appraisal if it is determined that the likelihood of repayment is in doubt.

The Company generally follows a policy of not extending maturities on non-performing loans under existing terms. The Company may extend the maturity of a performing or current loan that may have some inherent weakness associated with the loan. Maturity date extensions only occur under terms that clearly place the Company in a position to assure full collection of the loan under the contractual terms and /or terms at the time of the extension that may eliminate or mitigate the inherent weakness in the loan.  These terms may incorporate, but are not limited to additional assignment of collateral, significant balance curtailments/liquidations and assignments of additional project cash flows.  Guarantees may be a consideration in the extension of loan maturities, but the Company does not extend loans based solely on guarantees.  As a general matter, the Company does not view extension of a loan to be a satisfactory approach to resolving non-performing credits.  On an exception basis, certain performing loans that have displayed some inherent weakness in the underlying collateral values, an inability to comply with certain loan covenants which are not affecting the performance of the credit or other identified weakness may be extended.

Collateral values or estimates of discounted cash flows (inclusive of any potential cash flow from guarantees) are evaluated to estimate the probability and severity of potential losses.  A specific amount of impairment is established based on the Company’s calculation of the probable loss inherent in the individual loan. The actual occurrence and severity of losses involving impaired credits can differ substantially from estimates.

Credit risk profile by portfolio segment based upon internally assigned risk assignments are presented below:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Credit quality indicators:
Legacy Loans:
Not classified	$55,346	$58,439	$10,932	$85,580	$97,889	$111,312	$1,485	$420,983
Special mention	-	-	-	-	-	-	-	-
Substandard	1,144	465	74	244	2,700	1,864	-	6,491
Doubtful	-	-	-	-	-	-	-	-
Total	$56,490	$58,904	$11,006	$85,824	$100,589	$113,176	$1,485	$427,474

Acquired Loans:
Not classified	$7,668	$28,431	$8,238	$27,002	$23,369	$26,088	$3,135	$123,931
Special mention	-	-	-	-	-	-	-	-
Substandard	-	546	-	-	-	-	-	546
Doubtful	-	412	57	-	-	405	92	966
Total	$7,668	$29,389	$8,295	$27,002	$23,369	$26,493	$3,227	$125,443

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Credit quality indicators:
Legacy Loans:
Not classified	$44,767	$38,416	$8,220	$79,623	$99,675	$93,925	$1,153	$365,779
Special mention	-	-	-	-	-	-	-	-
Substandard	-	331	-	-	258	2,593	-	3,182
Doubtful	-	-	-	-	-	-	-	-
Total	$44,767	$38,747	$8,220	$79,623	$99,933	$96,518	$1,153	$368,961

Acquired Loans:
Not classified	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914

•
Special Mention - A Special Mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special Mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

•
Substandard - Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•
Doubtful - Loans classified Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.

Loans classified Special Mention, Substandard, Doubtful or Loss are reviewed at least quarterly to determine their appropriate classification. All commercial loan relationships are reviewed annually. Non-classified residential mortgage loans and consumer loans are not evaluated unless a specific event occurs to raise the awareness of a possible credit deterioration.

An aged analysis of past due loans is as follows:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Analysis of past due loans:
Legacy Loans:
Accruing loans current	$55,346	$58,122	$10,932	$85,824	$100,439	$108,451	$1,480	$420,594
Accruing loans past due:
31-59 days past due	-	-	-	-	-	-	5	5
60-89 days past due	-	316	74	-	-	2,816	-	3,206
Greater than 90 days past due	-	158	-	-	150	244	-	552
Total past due	$-	$474	$74	$-	$150	$3,060	$5	$3,763

Non-accrual loans	1,144	308	-	-	-	1,665	-	3,117

Total loans	$56,490	$58,904	$11,006	$85,824	$100,589	$113,176	$1,485	$427,474

Acquired Loans:
Accruing loans current	$7,390	$28,731	$8,186	$27,002	$23,369	$25,738	$3,135	$123,551
Accruing loans past due:
31-59 days past due	-	247	52	-	-	54	-	353
60-89 days past due	-	-	-	-	-	24	-	24
Greater than 90 days past due	278	-	-	-	-	327	-	605
Total past due	$278	$247	$52	$-	$-	$405	$-	$982

Non-accrual loans	-	411	57	-	-	350	92	910
Total loans	$7,668	$29,389	$8,295	$27,002	$23,369	$26,493	$3,227	$125,443

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Analysis of past due loans:
Legacy Loans:
Accruing loans current	$44,767	$37,523	$8,220	$79,623	$99,516	$93,235	$1,153	$364,037
Accruing loans past due:
31-59 days past due	-	570	-	-	-	150	-	720
60-89 days past due	-	323	-	-	-	244	-	567
Greater than 90 days past due	-	-	-	-	159	296	-	455
Total past due	$-	$893	$-	$-	$159	$690	$-	$1,742
Non-accrual loans	-	331	-	-	258	2,593	-	3,182
Total loans	$44,767	$38,747	$8,220	$79,623	$99,933	$96,518	$1,153	$368,961

Acquired Loans:
Accruing loans current	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914
Accruing loans past due:
31-59 days past due	-	-	-	-	-	-	-	-
60-89 days past due	-	-	-	-	-	-	-	-
Greater than 90 days past due	-	-	-	-	-	-	-	-
Total past due	$-	$-	$-	$-	$-	$-	$-	$-

Non-accrual loans	-	-	-	-	-	-	-	-

Total loans	$6,117	$502	$46	$10,710	$13,626	$3,892	$21	$34,914

Total loans either in non-accrual status or in excess of 90 days delinquent totaled $5.4 million, which is less than one percent of total loans outstanding, as of December 31, 2014 and represents an increase from the total of $3.6 million, also less than one percent of total loans at December 31, 2013.

The impaired loans for the years ended December 31, 2014 and 2013 are as follows:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	& land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Impaired loans:
Legacy Loans:
Recorded investment	1,144	308	-	-	2,700	2,073	-	6,225
With an allowance recorded	334	-	-	-	-	690	-	1,024
With no related allowance recorded	810	308	-	-	2,700	1,383	-	5,201
Related allowance	60	-	-	-	-	483	-	543
Unpaid principal	1,144	308	-	-	2,700	2,127	-	6,279
Average balance of impaired loans	1,108	329	-	-	2,713	2,558	-	6,708
Interest income recognized	37	18	-	-	166	167	-	388

Acquired Loans:

Recorded investment	-	411	57	-	-	405	92	965
With an allowance recorded	-	-	57	-	-	55	-	112
With no related allowance recorded	-	411	-	-	-	350	92	853
Related allowance	-	-	30	-	-	55	-	85
Unpaid principal	-	565	83	-	530	825	327	2,330
Average balance of impaired loans	-	568	83	-	560	829	379	2,419
Interest income recognized	-	-	-	-	-	-	-	-

	December 31, 2013
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	& land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Impaired loans:
Legacy Loans:
Recorded investment	-	331	-	-	2,984	2,975	-	6,290
With an allowance recorded	-	331	-	-	258	677	-	1,266
With no related allowance recorded	-	-	-	-	2,726	2,298	-	5,024
Related allowance	-	4	-	-	31	224	-	259
Unpaid principal	-	331	-	-	2,984	2,978	-	6,293
Average balance of impaired loans	-	333	-	-	2,994	3,706	-	7,033
Interest income recognized	-	15	-	-	208	120	-	343

Included in the total impaired loans above were non-accrual loans of $4.0 million and $3.2 million at December 31, 2014 and 2013, respectively. Interest income that would have been recorded if non-accrual loans had been current and in accordance with their original terms, was $187 thousand, $154 thousand and $113 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

The following table outlines the acquired impaired loans as of December 31, 2014:

	December 31, 2014
				Commercial	Commercial	Commercial
	Construction	Residential	Residential	owner	non-owner	loans	Consumer
(in thousands)	and land	first lien	junior lien	occupied	occupied	and leases	loans	Total
Acquired Impaired Loans:
Substandard
Contractual payment receivable	$-	$553	$-	$-	$-	$-	$-	$553
Non-Accretable adjustment	-	-	-	-	-	-	-	-
Cash flow expected	-	553	-	-	-	-	-	553
Accretable yield	-	7	-	-	-	-	-	7
Loan receivable	$-	$546	$-	$-	$-	$-	$-	$546

Doubtful
Contractual payment receivable	$-	$565	$83	$-	$530	$825	$328	$2,331
Non-Accretable adjustment	-	50	11	-	530	329	198	1,118
Cash flow expected	-	515	72	-	-	496	130	1,213
Accretable yield	-	103	15	-	-	91	38	247
Loan receivable	$-	$412	$57	$-	$-	$405	$92	$966

The Company transferred one loan totaling $95 thousand, net of reserves to other real estate owned (“OREO”) in 2014, and did not transfer any loans to OREO in 2013. Management routinely evaluates OREO based upon periodic appraisals. In 2014 the Bank did not record any additional valuation allowance. In 2013 and 2012, the Company recorded a valuation allowance of $347 thousand and $48 thousand, respectively, in non-interest expense for properties whose current appraised value was less than the carrying amount.

Loans may have their terms restructured (e.g., interest rates, loan maturity date, payment and amortization period, etc.) in circumstances that provide payment relief to a borrower experiencing financial difficulty. Such restructured loans are considered impaired loans that may either be in accruing status or non-accruing status.  Non-accruing restructured loans may return to accruing status provided there is a sufficient period of payment performance in accordance with the restructure terms.  Loans may be removed from the restructured category in the year subsequent to the restructuring if they have performed based on all of the restructured loan terms.

The trouble debt restructured loans (“TDRs”) at December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2014
	Number	Non-Accrual	Number	Accrual	Total
(dollars in thousands)	of Loans	Status	of Loans	Status	TDRs
Legacy Loans:
Residential real estate - first lien	1	$308	-	$-	$308
Residential real estate - junior lien	-	-	-	-	-
Commercial loans	6	723	1	226	949
	7	$1,031	1	$226	$1,257

	December 31, 2013
	Number	Non-Accrual	Number	Accrual	Total
(dollars in thousands)	of Loans	Status	of Loans	Status	TDRs
Commercial real estate non-owner occupied	-	$-	-	$-	$-
Commercial loans	6	861	-	-	861
	6	$861	-	$-	$861

A summary of TDR modifications outstanding and performance under modified terms are as follows:

	December 31, 2014
	Not Performing	Performing
	to Modified	to Modified	Total
(in thousands)	Terms	Terms	TDRs
Legacy Loans:
Residential real estate - first lien
Forberance	$308	$-	$308
Commercial loans
Forberance	723	-	723
Extension or other modification	-	226	226
Total trouble debt restructure loans	$1,031	$226	$1,257

	December 31, 2013
	Not Performing	Performing
	to Modified	to Modified	Total
(in thousands)	Terms	Terms	TDRs
Commercial loans
Forberance	$861	$-	$861
Total commercial	$861	$-	$861

There were 2 legacy loans restructured in 2014 while 6 loans were restructured in 2013. Performing TDRs were in compliance with their modified terms and there are no further commitments associated with these credits.